REVENUES (Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed assets, net	$ 10,070	$ 10,108	$ 9,075
Israel [Member]
Fixed assets, net	9,161	9,534	8,617
Europe [Member]
Fixed assets, net	901	561	445
North America [Member]
Fixed assets, net	$ 8	$ 13	$ 13